Loss per share - Summary of basic and diluted net loss per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Loss per share
Loss from continuing operations attributable to ordinary shares - Basic	€ (226,512)	€ (164,966)		€ (128,359)
Loss from continuing operations attributable to ordinary shares - Diluted	(226,512)	(164,966)		(128,359)
Loss from discontinued operations attributable to ordinary shares - Basic	(11,982)	(289)		(954)
Loss from discontinued operations attributable to ordinary shares - Diluted	(11,982)	(289)		(954)
Net loss attributable to ordinary shares - Basic	(238,494)	(165,255)		(129,313)
Net loss attributable to ordinary shares - Diluted	€ (238,494)	€ (165,255)		€ (129,313)
Weighted-average shares outstanding-basic and diluted	117,128	117,320		131,625
From continuing operations - basic (in Euro per share)	€ (1.93)	€ (1.41)	[1]	€ (0.98)	[1]
From continuing operations - diluted (in Euro per share)	(1.93)	(1.41)		(0.98)
Basic from discontinued operations (in Euro per share)	(0.11)
Diluted from discontinued operations (in Euro per share)	(0.11)
Basic (in Euro per share)	(2.04)	(1.41)	[1]	(0.98)	[1]
Diluted (in Euro per share)	(2.04)	(1.41)		(0.98)
Minimum
Loss per share
Basic from discontinued operations (in Euro per share)	0	(0.01)		(0.01)
Diluted from discontinued operations (in Euro per share)	0	(0.01)		(0.01)
Maximum
Loss per share
Basic from discontinued operations (in Euro per share)	(0.01)	0		0
Diluted from discontinued operations (in Euro per share)	€ (0.01)	€ 0		€ 0

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).